Exhibit 99
Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	April 2019
Payment Date	5/15/2019
Transaction Month	50
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,669,398,082.33	74,643		54.9 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$359,200,000.00	0.32%		April 15, 2016
Class A-2a Notes	$215,000,000.00	0.81%		January 15, 2018
Class A-2b Notes	$331,400,000.00	2.72263%	*	January 15, 2018
Class A-3 Notes	$483,000,000.00	1.28%		September 15, 2019
Class A-4 Notes	$111,780,000.00	1.64%		June 15, 2020
Class B Notes	$47,380,000.00	2.03%		August 15, 2020
Class C Notes	$31,590,000.00	2.20%		November 15, 2020
Class D Notes	$31,590,000.00	2.70%		September 15, 2021
Total	$1,610,940,000.00
	* One-month LIBOR + 0.25%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$303,755.33

Principal:
Principal Collections	$7,748,080.14
Prepayments in Full	$2,287,508.01
Liquidation Proceeds	$44,053.81
Recoveries	$130,516.34
Sub Total	$10,210,158.30
Collections	$10,513,913.63

Purchase Amounts:
Purchase Amounts Related to Principal	$250,728.35
Purchase Amounts Related to Interest	$1,487.95
Sub Total	$252,216.30

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$10,766,129.93

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	April 2019
Payment Date	5/15/2019
Transaction Month	50
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$10,766,129.93
Servicing Fee	$80,229.04	$80,229.04	$0.00	$0.00	$10,685,900.89
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$10,685,900.89
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$10,685,900.89
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$10,685,900.89
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$10,685,900.89
Interest - Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$10,685,900.89
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,685,900.89
Interest - Class B Notes	$49,945.75	$49,945.75	$0.00	$0.00	$10,635,955.14
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,635,955.14
Interest - Class C Notes	$57,915.00	$57,915.00	$0.00	$0.00	$10,578,040.14
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,578,040.14
Interest- Class D Notes	$71,077.50	$71,077.50	$0.00	$0.00	$10,506,962.64
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$10,506,962.64
Regular Principal Payment	$9,951,176.82	$9,951,176.82	$0.00	$0.00	$555,785.82
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$555,785.82
Residual Released to Depositor	$0.00	$555,785.82	$0.00	$0.00	$0.00
Total		$10,766,129.93

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$9,951,176.82
Total					$9,951,176.82
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B Notes	$9,951,176.82	$210.03	$49,945.75	$1.05	$10,001,122.57	$211.08
Class C Notes	$0.00	$0.00	$57,915.00	$1.83	$57,915.00	$1.83
Class D Notes	$0.00	$0.00	$71,077.50	$2.25	$71,077.50	$2.25
Total	$9,951,176.82	$6.18	$178,938.25	$0.11	$10,130,115.07	$6.29

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	April 2019
Payment Date	5/15/2019
Transaction Month	50

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$0.00	0.0000000	$0.00	0.0000000
Class B Notes	$29,524,580.14	0.6231444	$19,573,403.32	0.4131153
Class C Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Class D Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Total	$92,704,580.14	0.0575469	$82,753,403.32	0.0513696

Pool Information
Weighted Average APR	3.720%	3.762%
Weighted Average Remaining Term	16.49	15.88
Number of Receivables Outstanding	16,152	15,184
Pool Balance	$96,274,845.66	$85,872,416.45
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$92,704,580.14	$82,753,403.32
Pool Factor	0.0576704	0.0514391

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,346,990.41
Targeted Credit Enhancement Amount	$8,346,990.41
Yield Supplement Overcollateralization Amount	$3,119,013.13
Targeted Overcollateralization Amount	$3,119,013.13
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$3,119,013.13

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,346,990.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,346,990.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,346,990.41

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	April 2019
Payment Date	5/15/2019
Transaction Month	50
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		70	$72,058.90
(Recoveries)		149	$130,516.34
Net Loss for Current Collection Period			$(58,457.44)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			(0.7286)%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			1.5540%
Second Prior Collection Period			0.7996%
Prior Collection Period			0.0745%
Current Collection Period			(0.7702)%
Four Month Average (Current and Prior Three Collection Periods)			0.4145%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		6379	$15,330,874.05
(Cumulative Recoveries)			$3,106,997.26
Cumulative Net Loss for All Collection Periods			$12,223,876.79
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7322%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,403.34
Average Net Loss for Receivables that have experienced a Realized Loss			$1,916.27

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.57%	243	$2,203,080.50
61-90 Days Delinquent	0.28%	25	$240,218.05
91-120 Days Delinquent	0.03%	2	$26,977.28
Over 120 Days Delinquent	0.64%	44	$545,954.13
Total Delinquent Receivables	3.51%	314	$3,016,229.96

Repossession Inventory:
Repossessed in the Current Collection Period		4	$46,512.88
Total Repossessed Inventory		8	$106,934.08

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.5346%
Prior Collection Period			0.4643%
Current Collection Period			0.4676%
Three Month Average			0.4889%

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	April 2019
Payment Date	5/15/2019
Transaction Month	50

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer